Cover	May 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2026
Entity Registrant Name	STUBHUB HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42846
Entity Tax Identification Number	20-2082924
Entity Address, Address Line One	175 Greenwich Street, 59th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	888
Local Phone Number	977-5364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	STUB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001337634